MORGAN STANLEY DEAN WITTER U. S. GOVERNMENT MONEY MARKET TRUST
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048




                                   March 27, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:   Morgan  Stanley Dean Witter U. S. Government  Money  Market
Trust
     File Number 2-74980


Dear Sir or Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on March 23, 2001.

                                   Very truly yours,
                                   /s/ Marilyn Cranney
                                   Marilyn K. Cranney
                                   Assistant Secretary



cc:  Larry Greene
     Barry Fink